Income Tax - Summary of Income Tax Recognized in Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Deferred income tax Related to remeasurement of defined benefit plans	$ 74,308	$ 2,484	$ 55,346	$ (51,217)
Unrealized loss on equity instruments at fair value through other comprehensive income	(78,124)	(2,612)	0
Effect of tax rate changes			70,755
Income tax recognized in other comprehensive income	$ (3,816)	$ (128)	$ 126,101	$ (51,217)